Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Trade and other receivables [abstract]
Trade, leases and services receivable	$ 16,935	$ 16,461
Less: Allowance for doubtful accounts	(837)	(336)
Total trade receivables	16,098	16,125
Prepaid expenses	4,821	3,614
Guarantee deposits	164	17
Tax credits	834	539
Borrowings granted, deposits, and other balances	3,254	2,965
Others	1,166	532
Total other receivables	10,239	7,667
Total trade and other receivables	26,337	23,792
Non-current	9,129	5,456
Current	17,208	18,336
Total	$ 26,337	$ 23,792